SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 12:-	SUBSEQUENT EVENTS

In January 2015, the Company granted 360,000 stock options to employees and consultants at an exercise price of $0.51 per share, vesting ratably in annual installments over a weighted average period of 2.9 years, expiring January 21, 2025.

On January 21, 2015, the Company issued 38,406 shares of common stock in connection with the exercise of 38,406 options at an exercise price of $0.0013 per share.

On February 13, 2015, the Company issued 1,236 shares of common stock in connection with the exercise of 1,236 options at an exercise price of $0.0013 per share.